UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 18, 2017 to March 17, 2017

Commission File Number of issuing entity: 333-165147-01

Central Index Key Number of issuing entity: 0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On March 17, 2017 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.91%	1	$1,644.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 18, 2017

to March 17, 2017.   The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (Loan # 2 and Loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-end financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		December 31, 2016
Income and Expense
1 Number of institutions reporting		1
2 Total interest income		5,736,248
3 Total interest expense		412,965
4 Net interest income		5,323,283
5 Provision for loan and lease losses		439,682
6 Total noninterest income		2,929,446
7 Fiduciary activities		265,012
8 Service charges on deposit accounts		670,259
9 Trading account gains & fees		153,305
10 Additional noninterest income		1,840,870
11 Total noninterest expense		4,975,546
12 Salaries and employee benefits		2,546,796
13 Premises and equipment expense		495,403
14 Additional noninterest expense		1,933,347
15 Pre-tax net operating income		2,837,501
16 Securities gains (losses)		4,348
17 Applicable income taxes		863,601
18 Income before extraordinary items		1,978,248
19 Discontinued operations (Extraordinary gains – net)		0
20 Net income attributable to bank		1,969,279
21 Net income attributable to noncontrolling interests		8,969
22 Net income attributable to bank and		1,978,248
noncontrolling interests
23 Net charge-offs		482,683
24 Cash dividends		1,300,006
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		1,975,204
Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		December 31, 2016
Assets and Liabilities
1 Total employees (full-time equivalent)		22,543
2 Total assets		200,557,635
3 Cash and due from depository institutions		5,091,199
4 Interest-bearing balances		2,923,462
5 Securities		29,979,571
6 Federal funds sold & reverse repurchase agreements		170,728
7 Net loans & leases		145,914,760
8 Loan loss allowance		1,708,288
9 Trading account assets		4,028,622
10 Bank premises and fixed assets		1,367,192
11 Other real estate owned		123,690
12 Goodwill and other intangibles		7,532,722
13 All other assets		6,349,151
14 Total liabilities and capital		200,557,635
15 Total liabilities		176,999,726
16 Total deposits		162,368,587
17 Interest-bearing deposits		121,857,322
18 Deposits held in domestic offices		161,758,587
19 % insured		57.29%
20 Federal funds purchased & repurchase agreements		2,475,842
21 Trading liabilities		218,976
22 Other borrowed funds		7,501,378
23 Subordinated debt		1,693,742
24 All other liabilities		2,741,201
25 Total equity capital		23,557,909
26 Total bank equity capital		23,449,592
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,391,043
30 Undivided profits		10,036,949
31 Noncontrolling interests in consolidated subsidiaries		108,317

Memoranda:
32 Noncurrent loans and leases	2,134,369
33 Noncurrent loans that are wholly or partially	1,283,757
guaranteed by the U.S. government
34 Income earned, not collected on loans	690,521
35 Earning assets	182,110,199
36 Long-term assets (5+ years)	61,956,539
37 Average Assets, year-to-date	194,411,277
38 Average Assets, quarterly	200,379,200
39 Total risk weighted assets	173,084,528
40 Adjusted average assets for leverage capital	192,827,104
purposes
41 Life insurance assets	1,224,261
42 General account life insurance assets	898,935
43 Separate account life insurance assets	150,155
44 Hybrid life insurance assets	175,171
45 Volatile liabilities	5,895,145
46 Insider loans	514,670
47 FHLB advances	2,754,456
48 Loans and leases held for sale	4,164,632
49 Unused loan commitments	92,748,226
50 Tier 1 (core) risk-based capital	18,572,884
51 Tier 2 risk-based capital	2,702,948
52 Total unused commitments	92,748,226
53 Derivatives	289,502,552

Item 7. Change in Sponsor Interest in the Securities

None

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: March 29, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 17, 2017 distribution.